Organization and Business Operation (Details) - USD ($)																			3 Months Ended		12 Months Ended
	Apr. 11, 2025	Mar. 31, 2025	Mar. 20, 2025	Jan. 24, 2025	Oct. 02, 2024	Aug. 30, 2024	Aug. 09, 2024	Jul. 10, 2024	Apr. 02, 2024	Feb. 22, 2024	Dec. 29, 2023	Oct. 12, 2023	Oct. 11, 2023	Jul. 18, 2023	Apr. 12, 2023	Apr. 11, 2023	Apr. 12, 2022	Apr. 11, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 11, 2025	May 09, 2025	Apr. 02, 2025	Mar. 21, 2025	Mar. 11, 2025	Feb. 11, 2025	Jan. 11, 2025	Jan. 06, 2025	Sep. 30, 2024	Jul. 11, 2024	Jul. 13, 2023	Jul. 11, 2023
Organization and Business Operation [Line Items]
Ordinary share (in Shares)																		1
Sale of stock price per share (in Dollars per share)	$ 10	$ 10																	$ 10		$ 10
Deposited into trust account																						$ 150,000										$ 50,000	$ 825,000
Deposit		$ 120,482																	$ 120,482		$ 75,292								$ 45,191			$ 300,000
Interest on bank deposit																			3.50%		3.50%
Assets held in trust account		$ 2,736						$ 43,400,000					$ 40,500,000						$ 2,736		$ 16,868
Redemption percentage								100.00%
Convertible promissory note principal amount								$ 180,000
Amount of drawable from capital								164,963
Percentage of aggregate fair market value of asset		80.00%																	80.00%		80.00%
Company owns or acquires percentage		50.00%																	50.00%		50.00%
Minimum net tangible assets upon consummation of business combination													$ 5,000,001						$ 5,000,001		$ 5,000,001
Interest																			26,974	$ 21,303	96,242	36,909
Obligation to redeem Public Shares	100.00%
Total consideration																			2,500,000,000		2,500,000,000
Equity value		$ 2,500,000,000																	2,500,000,000		2,500,000,000
Shares of common stock (in Shares)						300,000
Net proceeds																						825,000
Cash held in trust account		2,736																$ 1,515,795	2,736		16,868	204,464
Cash and Investments held in trust		9,145,167																	9,145,167		9,021,005	$ 50,477,963
Working capital deficit		7,848,981																	7,848,981		7,530,216
Working capital loan		$ 1,500,000																	1,500,000		1,500,000
Convertible promissory notes																																		$ 825,000
Additional aggregate amount				$ 591,800					$ 186,800
Maximum limit amount				2,000,000					$ 1,200,000		$ 1,000,000
Required payment percentage																																		100.00%
Interest expense																			$ 68,351		$ 58,586
Borrowed interest percentage		4.80%																	4.80%		4.80%
Minimum value										$ 50,000,000
Revenue					$ 50,000,000					50,000,000
Minimum balance amount		$ 50,000,000			$ 50,000,000					$ 50,000,000
Underwriting fees																			$ 2,887,500		$ 2,887,500
Publicly held shares (in Shares)																									1,100,000
Additional amount		100,000																	100,000
Convertible Promissory Note [Member]
Organization and Business Operation [Line Items]
Deposited into trust account								$ 20,000
Trust account percentage															50.00%
Public price per share (in Dollars per share)								$ 0.02
Deposit		120,482																	120,482												$ 75,292
Initial principal balance							$ 15,064	$ 180,000											412,500		412,500
Principal amount		1,275,000					180,000												1,275,000		1,275,000
Remaining drawable amount							164,936
Working capital loan		1,200,000																	1,200,000		1,200,000
Issuance of convertible debt																$ 825,000
Aggregate amount											$ 430,000	$ 430,000		$ 430,000
Convertible promissory notes																															$ 565,700
Note payable																										$ 1
Trust Account [Member]
Organization and Business Operation [Line Items]
Public price per share (in Dollars per share)								$ 11.47					$ 10.92
Interest																			100,000		100,000
Convertible Promissory Note 2 [Member]
Organization and Business Operation [Line Items]
Initial principal balance								$ 15,037
Principal amount								15,037					$ 50,000
Working capital loan		$ 115,037																	$ 115,037		$ 15,037
Principal amount of debt								164,963					400,000
Payment to debt													$ 400,000
Stockholder Agreement [Member]
Organization and Business Operation [Line Items]
Issuance of capital rate																			55.00%		55.00%
Extension Scilex Convertible Promissory Note [Member]
Organization and Business Operation [Line Items]
Principal amount							180,000
Principal amount of debt							164,936
Initial principal balance							$ 15,064
Public Warrant [Member]
Organization and Business Operation [Line Items]
Warrant issued (in Shares)																		1
Business Combination [Member]
Organization and Business Operation [Line Items]
Per public share (in Dollars per share)		$ 10.2																	$ 10.2		$ 10.2
Sponsor [Member]
Organization and Business Operation [Line Items]
Sale of stock price per share (in Dollars per share)																		$ 10
Trust account percentage															50.00%
Public price per share (in Dollars per share)		10																	$ 10		10
Initial principal balance								15,037
Remaining drawable amount								164,963											$ 64,963
Per public share (in Dollars per share)		$ 10.2																	$ 10.2		$ 10.2
Unsecured promissory note																	$ 25,000
Unsecured promissory note repaid amount																	$ 400,000
Working capital loan		$ 1,408,200																	$ 1,408,200		$ 1,408,200
Sponsor [Member] | Convertible Promissory Note [Member]
Organization and Business Operation [Line Items]
Trust account percentage															50.00%
Initial principal balance																$ 825,000
Working capital loan		1,408,200																	1,408,200		1,408,200
Convertible promissory notes		412,500																	412,500		412,500
Sponsor [Member] | Convertible Promissory Note 2 [Member]
Organization and Business Operation [Line Items]
Principal amount								$ 180,000
Founder Share Amendment [Member]
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share)													$ 0.0001
Third Restated Note [Member] | Convertible Promissory Note [Member]
Organization and Business Operation [Line Items]
Principal amount		2,000,000																	$ 2,000,000		$ 2,000,000
FutureTech [Member] | Convertible Promissory Note 2 [Member]
Organization and Business Operation [Line Items]
Principal amount													$ 450,000
Subsequent Event [Member]
Organization and Business Operation [Line Items]
Deposit	$ 1,750																													$ 45,191
Assets held in trust account	$ 8,600,000
Redemption percentage	100.00%
Initial principal balance				591,800
Maximum limit amount				$ 2,000,000
Minimum balance amount		$ 50,000,000
Public Price Per Share	$ 0.02
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			100.00%
Trust account to payment	$ 8,600,000
Redemption Price Per Shares	$ 12.17
Stock Redeemed or Called During Period, Shares	43,739
Subsequent Event [Member] | Convertible Promissory Note [Member]
Organization and Business Operation [Line Items]
Public price per share (in Dollars per share)	$ 0.02
Deposit	$ 1,750																						$ 874.78	$ 1,750
Subsequent Event [Member] | Trust Account [Member]
Organization and Business Operation [Line Items]
Public price per share (in Dollars per share)	$ 12.17
Subsequent Event [Member] | Third Extension Meeting [Member]
Organization and Business Operation [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	100.00%
Subsequent Event [Member] | Extension Scilex Convertible Promissory Note [Member]
Organization and Business Operation [Line Items]
Deposit	$ 1,750																										$ 45,191	$ 45,191		$ 45,191
Class A Ordinary Shares
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001																	$ 0.0001		$ 0.0001	$ 0.0001
Exercise price, per share (in Dollars per share)		11.5																	11.5		11.5
Sale of stock price per share (in Dollars per share)		$ 12																	$ 12		$ 12
Ordinary shares, subject to possible redemption shares		751,837																	751,837		751,837	4,537,829
Class A Ordinary Shares | Public Warrant [Member]
Organization and Business Operation [Line Items]
Warrant issued (in Shares)																		1
Class A Ordinary Shares | Business Combination [Member]
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Class A Ordinary Shares | Subsequent Event [Member]
Organization and Business Operation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised	708,098
Class B Ordinary Shares
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001																	$ 0.0001		$ 0.0001	$ 0.0001
Sale of stock price per share (in Dollars per share)						$ 0.0001
Sale of stock (in Shares)						500,000
Number of shares issued units (in Shares)																			500,000		500,000
Per public share (in Dollars per share)						$ 0.0001
Agreed to purchase (in Shares)						500,000
Aggregate consideration to purchase						$ 2,000,000
IPO [Member]
Organization and Business Operation [Line Items]
Number of units issued (in Shares)																		8,250,000
Sale of stock (in Shares)																		510,000
Transaction costs																		$ 5,105,315
Underwriting fees																		1,650,000
Deferred underwriting fee payable																		2,887,500
Held in trust																		84,150,000
Deposited into trust account															$ 825,000
Number of shares issued units (in Shares)													3,712,171
Other offering costs																		$ 567,815
Number of units sold (in Shares)																		510,000
IPO [Member] | Business Combination [Member]
Organization and Business Operation [Line Items]
Per public share (in Dollars per share)		$ 10.2																	$ 10.2		$ 10.2
IPO [Member] | Sponsor [Member]
Organization and Business Operation [Line Items]
Transaction costs																		$ 5,105,315
Underwriting fees																		1,650,000
Deferred underwriting fee payable																		2,887,500
Other offering costs																		567,815
Other offering costs																		567,815
Underwriting fees																		$ 1,650,000
IPO [Member] | Class A Ordinary Shares
Organization and Business Operation [Line Items]
Ordinary share (in Shares)																		1
Over-Allotment Option [Member]
Organization and Business Operation [Line Items]
Number of units issued (in Shares)																		750,000
Sale of stock (in Shares)																		30,000
Number of units sold (in Shares)																		30,000
Public Shares [Member]
Organization and Business Operation [Line Items]
Sale of stock price per share (in Dollars per share)																		$ 10
Public price per share (in Dollars per share)																																$ 0.03
Ordinary shares, subject to possible redemption shares								751,837					4,537,829
Public shares exercised								$ 3,785,992
Public Shares [Member] | Public Warrant [Member]
Organization and Business Operation [Line Items]
Gross proceeds																		$ 82,500,000
Public Shares [Member] | Warrant [Member]
Organization and Business Operation [Line Items]
Exercise price, per share (in Dollars per share)																		$ 11.5
Public Shares [Member] | Subsequent Event [Member]
Organization and Business Operation [Line Items]
Ordinary shares, subject to possible redemption shares	43,739
Public shares exercised	$ 708,098
Public Shares [Member] | Class A Ordinary Shares
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share)																		$ 0.0001
Warrant issued (in Shares)																		1
Private Placement [Member]
Organization and Business Operation [Line Items]
Net proceeds																		$ 84,150,000
Private Placement [Member] | Sponsor [Member]
Organization and Business Operation [Line Items]
Proceeds from private placement																		$ 5,100,000